Other Assets, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Deferred leasing commissions and costs	$ 42,946	$ 41,664	$ 38,738
Deferred financing expenses	13,971	13,971	13,971
Office equipment, ROU assets, and other	22,045	21,578	19,430
Total depreciable and amortizable assets	85,766	84,017	77,022
Accumulated depreciation and amortization	(47,819)	(45,975)	(35,055)
Net depreciable and amortizable assets	37,947	38,042	41,967
Accounts receivable, net	47,659	46,893	46,125
Accounts receivable - affiliates	1,073	543	728
Deferred rent receivable, net	33,257	32,298	29,291
Derivative asset		0	2,728
Prepaids and other	15,132	8,694	7,851
Equity Method Investments	3,000	0
Total other assets, net	138,068	126,470	128,690
Allowance for uncollectibility, general reserve		8,900	6,900
Reserve for uncollectible amounts, non-creditworthy, excluding straight-line rent		(22,800)	(6,200)
Adjustments for straight line rent, non-creditworthy	(5,100)	(4,400)	(700)
Lease billings, cash basis	19,600	22,800
Uncollectable lease receivables, general reserves	7,200	8,900
Corporate intangible assets	$ 6,804	6,804	4,883
Corporate intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Corporate intangible assets		$ 6,804	$ 4,883